UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/16

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Bonds and Notes—98.9% †		Principal Amount	Fair Value
U.S. Treasuries—26.7%
U.S. Treasury Bond
2.25%	08/15/46	$23,811,100	$23,454,862
U.S. Treasury Notes
0.63%	06/30/18	10,289,400	10,266,486	(a)
0.75%	04/30/18 - 08/15/19	160,161,600	159,856,756	(a)
0.88%	10/15/18 - 06/15/19	138,998,000	139,094,617	(a)
1.13%	07/31/21	144,797,000	144,599,063	(a)
1.25%	07/31/23	141,676,000	140,226,088	(a)
1.38%	06/30/23	5,166,000	5,158,132	(a)
1.50%	08/15/26	58,677,000	58,147,557	(a)
			680,803,561
Agency Mortgage Backed—20.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	97,499	107,110
5.00%	07/01/35 - 06/01/41	8,348,391	9,436,172
5.50%	05/01/20 - 04/01/39	2,373,868	2,729,956
6.00%	04/01/17 - 11/01/37	4,241,911	4,929,034
6.50%	07/01/29	22,211	25,450
7.00%	01/01/27 - 08/01/36	816,395	920,544
7.50%	01/01/28 - 09/01/33	48,081	52,312
8.00%	11/01/30	3,872	4,426
8.50%	04/01/30	10,934	13,454
9.00%	10/01/16 - 11/01/16	209	208
Federal National Mortgage Assoc.
3.00%	TBA	20,546,291	21,541,903	(b)
3.00%	02/01/43 - 06/01/43	78,886,783	82,417,443
3.50%	11/01/42 - 08/01/45	18,523,041	19,615,476
3.50%	TBA	46,211,763	48,767,851	(b)
4.00%	05/01/19 - 03/01/44	38,233,928	41,476,342
4.00%	03/01/41 - 12/01/41	14,092,048	15,186,268	(a)
4.50%	05/01/18 - 08/01/20	568,614	584,860
4.50%	07/01/33 - 01/01/41	41,947,900	46,028,692	(a)
5.00%	07/01/20	158,910	165,628
5.00%	03/01/34 - 06/01/41	13,829,038	15,644,800	(a)
5.50%	06/01/20 - 11/01/35	2,133,841	2,326,133
5.50%	12/01/32 - 01/01/39	11,305,278	12,837,490	(a)
6.00%	05/01/19 - 05/01/41	14,278,432	16,487,577
6.00%	02/01/33 - 08/01/35	6,459,317	7,516,440	(a)
6.50%	07/01/17 - 05/01/21	98,713	102,428
6.50%	10/01/28 - 08/01/36	828,944	957,689	(a)
7.00%	04/01/17 - 08/01/17	15,515	15,702
7.00%	10/01/32 - 02/01/34	60,457	64,077	(a)
7.50%	03/01/17 - 02/01/31	2,052	2,391
7.50%	11/01/22 - 12/01/33	458,268	511,952	(a)
8.00%	06/01/24 - 01/01/33	136,750	149,871	(a)
8.00%	11/01/24 - 10/01/31	26,794	30,649
8.50%	04/01/30	28,429	36,539
9.00%	01/01/17 - 12/01/22	80,480	86,461	(a)
Federal National Mortgage Assoc. 12 month USD LIBOR + 1.60%
2.72%	04/01/37	18,509	18,923	(c)
Federal National Mortgage Assoc. TBA, TBA
2.50%	10/01/31	27,395,054	28,376,353	(b)
3.00%	10/01/46	3,215,000	3,342,595	(b)

Government National Mortgage Assoc.
3.50%	05/20/43	18,372,463	19,587,010
4.00%	01/20/41 - 04/20/43	21,721,816	23,424,842
4.00%	TBA	7,679,113	8,254,447	(b)
4.50%	08/15/33 - 03/20/41	9,313,964	10,223,063
5.00%	08/15/33	465,129	523,645
5.00%	TBA	12,587,000	14,011,398	(b)
5.50%	TBA	1,900,000	2,145,347	(b)
6.00%	04/15/27 - 09/15/36	1,190,491	1,392,990
6.50%	04/15/19 - 09/15/36	979,916	1,128,338
7.00%	03/15/26 - 10/15/36	606,064	674,129
7.50%	11/15/22 - 11/15/31	219,505	234,687
8.00%	12/15/29 - 06/15/30	2,264	2,399
8.50%	10/15/17	8,837	8,931
9.00%	11/15/16 - 12/15/21	69,113	72,042
Government National Mortgage Assoc. 1 year CMT + 1.50%
1.88%	08/20/23 - 09/20/24	4,538	4,645	(c)
2.00%	11/20/21 - 10/20/25	12,119	12,299	(c)
2.13%	05/20/21 - 04/20/24	3,077	3,146	(c)
Government National Mortgage Assoc. TBA, TBA
3.00%	10/01/46	34,240,942	35,875,413	(b)
3.50%	10/01/46	25,694,215	27,292,074	(b)
4.00%	10/01/46	3,200,000	3,429,625	(b)
			530,811,669
Agency Collateralized Mortgage Obligations—1.5%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	6,263	6,239	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	8,048,338	22,861	(c,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	6,124,490	332,411	(f)
5.00%	02/15/38	14,665	39	(f)
5.50%	06/15/33	389,295	77,260	(f)
7.50%	07/15/27	16,001	2,031	(f)
8.00%	04/15/20	4,251	4,324
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
5.48%	08/15/43	17,080,989	3,375,125	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
5.58%	06/15/41 - 05/15/46	41,912,207	7,119,255	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.68%	10/15/42	12,551,940	2,620,580	(c,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.08%	08/15/25	2,300,558	222,088	(c,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	10,993	9,047	(d,e)
8.00%	02/01/23 - 07/01/24	38,429	7,033	(f)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
5.43%	08/15/43 - 03/15/44	28,255,915	6,072,633	(c,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	31,937	31,156	(d,e)
1.22%	12/25/42	1,201,659	59,583	(c,f)
5.00%	02/25/40 - 09/25/40	2,621,145	287,763	(f)
8.00%	05/25/22	52	779	(f)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.47%	07/25/38 - 08/25/42	47,072,502	10,011,571	(c,f)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
6.07%	10/25/43	11,645,027	2,879,149	(c,f)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.97%	05/25/18	47,564	1,772	(c,f)

Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	389,760	351,578	(d,e)
4.50%	08/25/35 - 01/25/36	1,016,429	158,049	(f)
5.00%	03/25/38 - 05/25/38	549,861	79,233	(f)
5.50%	12/25/33	144,540	27,176	(f)
6.00%	01/25/35	541,228	109,607	(f)
7.50%	11/25/23	154,370	27,116	(f)
8.00%	08/25/23 - 07/25/24	78,805	16,139	(f)
8.50%	03/25/17 - 07/25/22	34,925	4,646	(f)
9.00%	05/25/22	24,438	3,937	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	3,630,644	150,447	(f)
5.00%	10/20/37 - 09/20/38	1,790,147	67,543	(f)
Government National Mortgage Assoc. 6.25% - 1 month USD LIBOR
5.72%	02/20/40	13,468,695	2,296,853	(c,f)
Government National Mortgage Assoc. 6.80% - 1 month USD LIBOR
6.27%	01/16/40	3,474,949	588,620	(c,f)
			37,023,643
Asset Backed—0.0% *
Chase Funding Trust 2004-1
3.99%	11/25/33	972,661	999,026	(g)
Irwin Home Equity Loan Trust 2006-2 0.72% - 1 month USD LIBOR
0.68%	02/25/36	127,609	113,237	(c,h)
			1,112,263
Corporate Notes—42.1%
21st Century Fox America Inc.
3.70%	10/15/25	845,000	915,761
4.95%	10/15/45	338,000	384,121
6.65%	11/15/37	1,846,000	2,438,542
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,219,840
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,957,428
2.00%	11/06/18	2,313,000	2,336,593
2.85%	05/14/23	1,454,000	1,476,569
3.20%	05/14/26	2,552,000	2,585,145
3.60%	05/14/25	1,360,000	1,422,355
4.45%	05/14/46	849,000	888,950
4.70%	05/14/45	675,000	728,621
ACCO Brands Corp.
6.75%	04/30/20	3,446,000	3,635,530
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,988,643
3.00%	03/12/20	1,689,000	1,741,188
3.45%	03/15/22	2,365,000	2,483,063
3.80%	03/15/25	3,378,000	3,577,079
Aetna Inc.
2.40%	06/15/21	1,827,000	1,849,653
3.20%	06/15/26	1,826,000	1,855,795
3.50%	11/15/24	2,106,000	2,226,427
Aflac Inc.
4.00%	10/15/46	1,213,000	1,228,320
Agrium Inc.
4.90%	06/01/43	1,562,000	1,652,396
Air Liquide Finance S.A.
2.50%	09/27/26	2,517,000	2,530,524	(h)
3.50%	09/27/46	845,000	855,006	(h)
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,483,508

Alphabet Inc.
2.00%	08/15/26	3,198,000	3,159,777
Altria Group Inc.
2.63%	09/16/26	1,782,000	1,802,757
2.95%	05/02/23	1,681,000	1,761,310
3.88%	09/16/46	1,090,000	1,134,650
4.50%	05/02/43	1,681,000	1,889,963
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,709,968
5.00%	03/30/20	2,650,000	2,912,363
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,345,625
6.63%	10/15/22	717,000	757,331
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,358,000	1,413,844
4.13%	07/01/24	1,030,000	1,099,418
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,814,446
American Express Co.
3.63%	12/05/24	1,687,000	1,758,137
American Express Credit Corp.
2.60%	09/14/20	3,380,000	3,478,527
American International Group Inc.
3.75%	07/10/25	3,381,000	3,548,160
4.13%	02/15/24	1,013,000	1,092,068
4.50%	07/16/44	676,000	690,276
4.80%	07/10/45	1,690,000	1,792,914
American Tower Corp. (REIT)
3.38%	10/15/26	1,820,000	1,845,875
3.40%	02/15/19	4,077,000	4,235,917
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	649,000	687,940
5.88%	08/20/26	973,000	1,031,380
Amgen Inc.
2.20%	05/22/19	3,547,000	3,612,655
4.56%	06/15/48	1,273,000	1,352,729	(h)
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,490,670
Anadarko Petroleum Corp.
4.85%	03/15/21	187,000	201,455
6.60%	03/15/46	207,000	252,423
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	3,360,000	3,467,399
3.65%	02/01/26	4,453,000	4,768,642
4.90%	02/01/46	1,360,000	1,631,113
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,957,447
Anthem Inc.
3.30%	01/15/23	1,732,000	1,815,689
Apache Corp.
5.10%	09/01/40	1,072,000	1,114,257
Apple Inc.
3.25%	02/23/26	1,678,000	1,784,657
3.45%	02/09/45	1,696,000	1,624,912
3.85%	08/04/46	1,455,000	1,481,810
4.65%	02/23/46	873,000	1,009,984
Aramark Services Inc.
5.13%	01/15/24	1,619,000	1,683,760	(h)
5.75%	03/15/20	864,000	887,760

Archer-Daniels-Midland Co.
2.50%	08/11/26	2,912,000	2,904,557
Ascension Health
4.85%	11/15/53	2,608,000	3,231,296
AstraZeneca PLC
2.38%	11/16/20	1,189,000	1,222,844
3.38%	11/16/25	1,689,000	1,807,222
4.38%	11/16/45	673,000	747,343
AT&T Inc.
2.45%	06/30/20	3,389,000	3,454,181
2.80%	02/17/21	1,681,000	1,729,773
3.40%	05/15/25	1,708,000	1,755,802
4.45%	04/01/24	2,595,000	2,853,680
4.50%	05/15/35	1,689,000	1,778,029
4.75%	05/15/46	365,000	383,960
4.80%	06/15/44	1,339,000	1,408,920
AutoZone Inc.
3.25%	04/15/25	1,554,000	1,610,379
Bank of America Corp.
1.70%	08/25/17	8,512,000	8,524,530
2.60%	01/15/19	1,476,000	1,505,889
2.63%	04/19/21	5,472,000	5,559,453
3.50%	04/19/26	2,285,000	2,376,119
3.95%	04/21/25	2,026,000	2,098,498
4.00%	01/22/25	1,546,000	1,603,131
4.10%	07/24/23	1,981,000	2,145,510
4.25%	10/22/26	3,030,000	3,206,513
Barclays Bank PLC
2.25%	05/10/17	8,801,000	8,856,772	(h)
Barclays PLC
4.38%	01/12/26	1,714,000	1,773,371
5.25%	08/17/45	676,000	755,799
Barrick Gold Corp.
4.10%	05/01/23	530,000	573,331
Barrick North America Finance LLC
5.70%	05/30/41	365,000	419,164
Baxalta Inc.
2.88%	06/23/20	1,786,000	1,829,686
Berkshire Hathaway Energy Co.
6.13%	04/01/36	1,512,000	2,012,174
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	1,056,000	1,122,004
Berkshire Hathaway Inc.
3.13%	03/15/26	2,540,000	2,673,716
4.50%	02/11/43	521,000	605,700
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	2,079,509
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	572,000	677,835
Biogen Inc.
2.90%	09/15/20	684,000	710,414
5.20%	09/15/45	123,000	145,034
BMW US Capital LLC
2.00%	04/11/21	2,555,000	2,583,746	(h)
2.80%	04/11/26	1,824,000	1,864,349	(h)
BNP Paribas S.A.
4.38%	05/12/26	3,692,000	3,816,273	(h)
Boston Scientific Corp.
3.85%	05/15/25	1,705,000	1,815,293

BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,687,642
3.12%	05/04/26	1,823,000	1,872,389
Brixmor Operating Partnership LP
4.13%	06/15/26	1,091,000	1,131,360
Buckeye Partners LP
5.60%	10/15/44	514,000	533,476
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,165,000	1,283,361
CalAtlantic Group Inc.
5.25%	06/01/26	1,944,000	1,945,164
Calpine Corp.
5.75%	01/15/25	2,054,000	2,025,757
5.88%	01/15/24	4,556,000	4,812,275	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	2,102,000	1,718,385
Capital One Financial Corp.
4.20%	10/29/25	3,376,000	3,524,200
Capital One NA
2.35%	08/17/18	1,340,000	1,356,258
Caterpillar Inc.
4.30%	05/15/44	1,089,000	1,222,290
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,049,694
4.35%	11/01/42	1,029,000	1,022,658
CBS Corp.
2.90%	01/15/27	1,820,000	1,775,694
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,932,000	2,061,251	(h)
Celgene Corp.
3.88%	08/15/25	1,794,000	1,921,134
5.00%	08/15/45	1,690,000	1,907,461
CenturyLink Inc.
5.80%	03/15/22	3,403,000	3,488,075
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,893,000	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	2,534,000	2,648,684	(h)
4.91%	07/23/25	2,534,000	2,797,488	(h)
6.38%	10/23/35	338,000	398,794	(h)
6.48%	10/23/45	676,000	819,303	(h)
Chevron Corp.
3.19%	06/24/23	1,680,000	1,790,020
Chubb INA Holdings Inc.
2.30%	11/03/20	3,376,000	3,463,995
3.35%	05/03/26	2,363,000	2,531,780
4.35%	11/03/45	709,000	821,691
Cigna Corp.
3.25%	04/15/25	3,379,000	3,485,868
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,459,260
Cisco Systems Inc.
2.50%	09/20/26	1,820,000	1,841,023
Citigroup Inc.
1.55%	08/14/17	3,469,000	3,473,107
1.75%	05/01/18	3,366,000	3,370,753
1.85%	11/24/17	1,625,000	1,630,208
2.05%	12/07/18	3,069,000	3,092,103
2.70%	03/30/21	3,659,000	3,740,720
4.13%	07/25/28	2,190,000	2,235,351

4.40%	06/10/25	1,693,000	1,793,540
4.45%	09/29/27	1,000,000	1,047,181
4.65%	07/30/45	1,515,000	1,708,959
4.75%	05/18/46	1,820,000	1,917,790
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,998,598
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,291,450
CNH Industrial N.V.
4.50%	08/15/23	1,950,000	1,969,500
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,728,388
Columbia Pipeline Group Inc.
3.30%	06/01/20	1,077,000	1,116,312
Comcast Corp.
3.38%	08/15/25	2,778,000	2,987,081
4.20%	08/15/34	1,693,000	1,875,593
4.60%	08/15/45	1,690,000	1,956,902
ConocoPhillips Co.
3.35%	11/15/24	1,000,000	1,024,362
5.95%	03/15/46	366,000	463,934
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,353,240
Credit Suisse AG
1.70%	04/27/18	3,437,000	3,439,512
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	3,390,000	3,369,989
3.80%	06/09/23	3,665,000	3,714,840	(h)
CSX Corp.
4.50%	08/01/54	1,018,000	1,104,195
CVS Health Corp.
3.88%	07/20/25	1,577,000	1,717,727
5.13%	07/20/45	2,536,000	3,091,955
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,150,474	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	2,038,360	(h)
Danaher Corp.
4.38%	09/15/45	902,000	1,068,655
Delphi Automotive PLC
4.40%	10/01/46	910,000	927,561
Deutsche Bank AG
2.85%	05/10/19	1,828,000	1,782,808
Deutsche Telekom International Finance BV
1.95%	09/19/21	3,631,000	3,628,233	(h)
2.49%	09/19/23	3,631,000	3,638,309	(h)
Devon Energy Corp.
5.85%	12/15/25	1,388,000	1,572,618
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,996,052	(h)
Diageo Investment Corp.
2.88%	05/11/22	1,855,000	1,946,659
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	3,645,000	3,748,263	(h)
4.42%	06/15/21	1,823,000	1,905,383	(h)
6.02%	06/15/26	909,000	997,103	(h)
8.35%	07/15/46	730,000	874,466	(h)
DigitalGlobe Inc.
5.25%	02/01/21	3,520,000	3,493,600	(h)

Discover Bank
3.10%	06/04/20	2,360,000	2,427,963
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,389,613
3.25%	04/15/23	1,455,000	1,502,625
4.15%	11/01/25	960,000	1,045,392
Dominion Resources Inc.
3.63%	12/01/24	1,610,000	1,701,142
Duke Energy Corp.
3.75%	09/01/46	1,090,000	1,059,940
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,108,250
Eastman Chemical Co.
3.60%	08/15/22	1,550,000	1,644,812
Ecopetrol S.A.
5.88%	05/28/45	851,000	782,920
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,492,726	(h)
Eli Lilly & Co.
3.70%	03/01/45	338,000	364,386
EMD Finance LLC
3.25%	03/19/25	1,689,000	1,743,668	(h)
Emera US Finance LP
2.70%	06/15/21	1,274,000	1,303,849	(h)
3.55%	06/15/26	1,300,000	1,348,159	(h)
4.75%	06/15/46	366,000	393,338	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	1,405,000	1,491,541
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,703,137
Energy Transfer Partners LP
4.05%	03/15/25	675,000	669,855
6.50%	02/01/42	1,789,000	1,869,666
Entergy Louisiana LLC
3.05%	06/01/31	1,093,000	1,123,227
Enterprise Products Operating LLC
3.70%	02/15/26	1,794,000	1,847,868
3.95%	02/15/27	2,920,000	3,056,647
EOG Resources Inc.
4.15%	01/15/26	3,070,000	3,355,068
ERP Operating LP
4.50%	07/01/44	688,000	754,824
Express Scripts Holding Co.
3.40%	03/01/27	1,823,000	1,834,569
4.80%	07/15/46	1,090,000	1,135,601
Exxon Mobil Corp.
2.22%	03/01/21	3,665,000	3,745,260
3.04%	03/01/26	1,835,000	1,921,245
4.11%	03/01/46	1,100,000	1,224,500
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	1,400,000	1,440,250
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	4,000,710	(h)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,884,331
Ford Motor Credit Company LLC
3.22%	01/09/22	3,400,000	3,489,090
5.88%	08/02/21	2,569,000	2,929,536

Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,574,642
11.00%	09/15/25	2,423,000	2,525,977
General Dynamics Corp.
2.13%	08/15/26	3,640,000	3,584,010
General Motors Co.
5.20%	04/01/45	338,000	352,397
General Motors Financial Company Inc.
3.15%	01/15/20	2,366,000	2,410,985
3.20%	07/13/20	6,761,000	6,923,311
5.25%	03/01/26	1,833,000	2,007,349
Georgia-Pacific LLC
3.60%	03/01/25	1,706,000	1,818,238	(h)
Gilead Sciences Inc.
1.95%	03/01/22	1,092,000	1,094,474
2.50%	09/01/23	1,820,000	1,834,611
3.65%	03/01/26	1,895,000	2,040,871
4.15%	03/01/47	878,000	902,369
4.80%	04/01/44	767,000	858,061
Grupo Televisa SAB
5.00%	05/13/45	967,000	924,393
Halliburton Co.
3.80%	11/15/25	1,696,000	1,754,451
5.00%	11/15/45	1,013,000	1,108,380
HCA Inc.
4.75%	05/01/23	4,352,000	4,536,960
6.50%	02/15/20	1,433,000	1,587,047
Hess Corp.
4.30%	04/01/27	2,545,000	2,566,001
5.60%	02/15/41	733,000	730,209
5.80%	04/01/47	763,000	780,902
HSBC Holdings PLC
2.65%	01/05/22	1,739,000	1,733,221	(b)
2.95%	05/25/21	3,635,000	3,687,111
3.60%	05/25/23	1,694,000	1,750,109
HSBC USA Inc.
2.35%	03/05/20	3,653,000	3,684,920
Huntington Bancshares Inc.
2.30%	01/14/22	3,458,000	3,445,524
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,495,322	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	1,761,000	1,925,226
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,438,381	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,358,000	2,500,836
Ingles Markets Inc.
5.75%	06/15/23	5,729,000	5,943,837
Intel Corp.
2.45%	07/29/20	1,690,000	1,748,790
2.60%	05/19/26	3,068,000	3,127,522
International Business Machines Corp.
3.63%	02/12/24	1,632,000	1,777,893
International Paper Co.
4.40%	08/15/47	2,306,000	2,307,492
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,614,592
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,018,518	(h)

JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	2,072,000	2,035,740	(h)
Jefferies Group LLC
5.13%	01/20/23	1,378,000	1,468,535
6.50%	01/20/43	1,123,000	1,174,390
Johnson & Johnson
1.65%	03/01/21	1,832,000	1,859,026
2.45%	03/01/26	1,832,000	1,883,935
JPMorgan Chase & Co.
2.30%	08/15/21	3,637,000	3,645,132
2.55%	10/29/20	1,679,000	1,712,053
3.30%	04/01/26	1,824,000	1,883,889
4.25%	10/01/27	1,138,000	1,225,022
JPMorgan Chase & Co. 3 month USD LIBOR + 3.32%
5.00%	12/29/49	1,294,000	1,277,825	(c)
JPMorgan Chase & Co. 3 month USD LIBOR + 3.33%
6.10%	10/29/49	4,040,000	4,267,250	(c)
KB Home
7.00%	12/15/21	3,469,000	3,729,175
Kellogg Co.
4.50%	04/01/46	735,000	797,054
KFW
2.00%	10/04/22	10,325,000	10,604,105
4.50%	07/16/18	2,938,000	3,120,808
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,096,000	1,098,054
4.30%	05/01/24	1,756,000	1,816,863
Kinder Morgan Inc.
3.05%	12/01/19	673,000	687,659
5.55%	06/01/45	1,014,000	1,042,556
Kraft Heinz Foods Co.
2.80%	07/02/20	3,390,000	3,513,345
3.00%	06/01/26	2,552,000	2,573,991
4.38%	06/01/46	1,213,000	1,286,707
L Brands Inc.
5.63%	02/15/22	3,628,000	4,054,290
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,334,220
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,800,140	(h)
Lennar Corp.
4.50%	11/15/19	2,770,000	2,918,887
4.75%	05/30/25	1,355,000	1,382,100
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,127,742
Lockheed Martin Corp.
2.50%	11/23/20	2,365,000	2,441,501
3.55%	01/15/26	1,787,000	1,932,176
3.80%	03/01/45	705,000	720,492
4.70%	05/15/46	761,000	906,525
Lowe’s Companies Inc.
3.70%	04/15/46	2,554,000	2,627,057
LYB International Finance BV
4.88%	03/15/44	546,000	592,063
Macquarie Bank Ltd.
4.88%	06/10/25	250,000	263,164	(h)
Marathon Oil Corp.
3.85%	06/01/25	911,000	865,612
5.90%	03/15/18	910,000	951,063
6.00%	10/01/17	3,702,000	3,827,942

Marathon Petroleum Corp.
3.63%	09/15/24	1,551,000	1,563,427
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,711,000	1,808,281
McDonald’s Corp.
3.70%	01/30/26	2,148,000	2,312,309
4.88%	12/09/45	706,000	821,432
Medtronic Inc.
2.50%	03/15/20	1,009,000	1,043,508
3.50%	03/15/25	4,042,000	4,355,174
4.63%	03/15/45	1,078,000	1,269,612
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,463,274
Merck & Company Inc.
2.75%	02/10/25	3,380,000	3,504,529
MetLife Inc.
4.72%	12/15/44	1,036,000	1,125,136
MGM Resorts International
4.63%	09/01/26	1,303,000	1,270,425
5.25%	03/31/20	2,037,000	2,169,405
6.63%	12/15/21	3,402,000	3,827,250
Microsoft Corp.
1.55%	08/08/21	3,635,000	3,619,446
2.40%	08/08/26	4,364,000	4,366,806
3.45%	08/08/36	1,090,000	1,111,904
3.70%	08/08/46	1,090,000	1,104,107
4.00%	02/12/55	1,600,000	1,642,206
Mitsubishi UFJ Financial Group Inc.
3.85%	03/01/26	1,749,000	1,898,200
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,218,134	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	3,630,000	3,675,223	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	2,548,000	2,571,638
3.00%	07/15/26	1,356,000	1,366,266
4.20%	07/15/46	764,000	798,136
Monsanto Co.
4.70%	07/15/64	441,000	422,357
Morgan Stanley
2.45%	02/01/19	1,680,000	1,710,442
2.50%	04/21/21	3,645,000	3,680,590
2.65%	01/27/20	1,690,000	1,727,038
3.70%	10/23/24	1,666,000	1,757,630
3.95%	04/23/27	3,378,000	3,515,667
4.10%	05/22/23	3,797,000	4,016,235
5.00%	11/24/25	1,293,000	1,443,433
Mylan N.V.
3.15%	06/15/21	866,000	882,321	(h)
3.95%	06/15/26	895,000	902,246	(h)
National Retail Properties Inc.
4.00%	11/15/25	1,688,000	1,800,996
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,697,000	(h)
Newell Brands Inc.
3.85%	04/01/23	1,835,000	1,953,884
4.20%	04/01/26	1,835,000	1,999,710
5.50%	04/01/46	1,100,000	1,337,658
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,365,501

Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,365,562
Noble Energy Inc.
3.90%	11/15/24	2,021,000	2,062,313
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,454,715
Northrop Grumman Corp.
3.85%	04/15/45	393,000	408,858
Novartis Capital Corp.
3.00%	11/20/25	264,000	279,432
4.00%	11/20/45	2,235,000	2,474,009
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,130,485
Occidental Petroleum Corp.
3.50%	06/15/25	3,381,000	3,601,793
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,415,614
Oracle Corp.
1.90%	09/15/21	1,822,000	1,826,761
2.40%	09/15/23	1,248,000	1,258,430
2.65%	07/15/26	2,550,000	2,547,812
2.95%	05/15/25	2,282,000	2,358,506
4.00%	07/15/46	1,090,000	1,129,334
4.13%	05/15/45	676,000	709,874
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,476,886
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,431,625	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,422,587
PacifiCorp
6.25%	10/15/37	2,644,000	3,672,683
Penn National Gaming Inc.
5.88%	11/01/21	2,034,000	2,100,105
PepsiCo Inc.
3.10%	07/17/22	851,000	910,561
4.25%	10/22/44	1,001,000	1,145,404
4.60%	07/17/45	1,014,000	1,220,376
Perrigo Company PLC
2.30%	11/08/18	3,616,000	3,628,255
Perrigo Finance Unlimited Co.
3.50%	03/15/21	1,822,000	1,884,547
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,521,276
4.50%	01/23/26	1,822,000	1,771,895
5.63%	01/23/46	672,000	587,664
6.38%	02/04/21	1,345,000	1,466,184	(h)
6.75%	09/21/47	1,456,000	1,450,176	(h)
PetSmart Inc.
7.13%	03/15/23	2,583,000	2,712,150	(h)
Pfizer Inc.
2.75%	06/03/26	1,823,000	1,885,438
4.40%	05/15/44	1,064,000	1,232,357
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,813,623
PNC Bank NA
2.40%	10/18/19	3,357,000	3,436,484
PPL Capital Funding Inc.
3.10%	05/15/26	3,640,000	3,702,390

Praxair Inc.
3.20%	01/30/26	1,061,000	1,136,356
Precision Castparts Corp.
4.38%	06/15/45	1,014,000	1,198,568
Prologis LP
3.75%	11/01/25	1,688,000	1,817,117
Prudential Financial Inc. 3 month USD LIBOR + 3.03%
5.38%	05/15/45	1,690,000	1,761,825	(c)
Prudential Financial Inc. 3 month USD LIBOR + 3.92%
5.63%	06/15/43	2,060,000	2,222,328	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	5,172,587
PulteGroup Inc.
4.25%	03/01/21	650,000	682,500
5.50%	03/01/26	1,700,000	1,785,000
QUALCOMM Inc.
4.80%	05/20/45	1,200,000	1,313,269
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	2,366,000	2,383,014
Reynolds American Inc.
4.45%	06/12/25	2,839,000	3,169,295
5.85%	08/15/45	456,000	591,897
Rio Tinto Finance USA PLC
4.13%	08/21/42	844,000	869,793
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,637,774	(h)
Rogers Communications Inc.
5.00%	03/15/44	610,000	710,011
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,584,598
4.65%	01/27/26	194,000	211,577
Royal Bank of Scotland Group PLC
3.88%	09/12/23	2,679,000	2,644,138
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,218,568
Santander Bank NA
2.00%	01/12/18	4,110,000	4,110,419
Santander UK Group Holdings PLC
3.13%	01/08/21	2,147,000	2,181,627
4.75%	09/15/25	957,000	958,076	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	2,139,101	2,443,923	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,870,000	1,950,036	(h)
4.00%	12/21/25	2,157,000	2,348,145	(h)
Shell International Finance BV
2.88%	05/10/26	1,821,000	1,855,397
3.40%	08/12/23	4,448,000	4,749,290
Shire Acquisitions Investments Ireland DAC
1.90%	09/23/19	1,819,000	1,820,673
2.40%	09/23/21	3,640,000	3,650,101
2.88%	09/23/23	3,640,000	3,656,755
3.20%	09/23/26	2,550,000	2,557,033
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,695,575
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,385,865
Sprint Corp.
7.63%	02/15/25	3,612,000	3,575,880

Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,190,040	(h)
Statoil ASA
3.95%	05/15/43	845,000	873,466
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	1,854,000	1,853,796
1.95%	07/23/18	2,635,000	2,651,039
Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	2,905,000	2,869,452
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,371,208	(h)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	3,173,390
T-Mobile USA Inc.
6.63%	04/01/23	3,402,000	3,652,897
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,835,106
Target Corp.
2.50%	04/15/26	1,825,000	1,863,533
TD Ameritrade Holding Corp.
2.95%	04/01/22	1,690,000	1,761,141
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,666,476	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	3,766,000	3,850,245	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,290,065
6.00%	10/01/20	3,421,000	3,617,707
Teva Pharmaceutical Finance Netherlands III BV
2.20%	07/21/21	4,380,000	4,372,217
3.15%	10/01/26	1,093,000	1,098,784
4.10%	10/01/46	818,000	816,276
The Allstate Corp. 3 month USD LIBOR + 2.94%
5.75%	08/15/53	1,900,000	2,040,125	(c)
The Bank of New York Mellon Corp. 3 month USD LIBOR + 3.13%
4.63%	12/29/49	3,635,000	3,580,475	(c)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,252,198	(h)
The Coca-Cola Co.
2.88%	10/27/25	1,787,000	1,883,829
The Dai-ichi Life Insurance Company Ltd. 3 month USD LIBOR + 3.66%
4.00%	12/29/49	1,790,000	1,798,950	(c,h)
The Dow Chemical Co.
4.25%	10/01/34	1,690,000	1,743,754
The Goldman Sachs Group Inc.
2.35%	11/15/21	3,635,000	3,627,854
2.38%	01/22/18	4,023,000	4,063,954
2.63%	01/31/19 - 04/25/21	4,122,000	4,198,250
2.90%	07/19/18	1,381,000	1,412,706
3.75%	05/22/25	2,873,000	3,018,532
4.25%	10/21/25	562,000	591,792
4.80%	07/08/44	3,682,000	4,151,315
5.15%	05/22/45	1,689,000	1,846,281
The Home Depot Inc.
3.35%	09/15/25	2,365,000	2,564,783
3.50%	09/15/56	1,290,000	1,255,131
The Korea Development Bank
3.38%	09/16/25	1,670,000	1,823,379
The Kroger Co.
2.95%	11/01/21	2,358,000	2,458,564

The Progressive Corp.
3.70%	01/26/45	262,000	274,221
The Southern Co.
3.25%	07/01/26	3,645,000	3,777,685
4.40%	07/01/46	1,095,000	1,184,582
The Toronto-Dominion Bank
2.50%	12/14/20	1,234,000	1,269,012
The Toronto-Dominion Bank 5 year USD LIBOR + 2.21%
3.63%	09/15/31	1,091,000	1,094,984	(c)
The Travelers Companies Inc.
3.75%	05/15/46	730,000	773,489
The Walt Disney Co.
1.85%	07/30/26	1,834,000	1,751,758
2.30%	02/12/21	3,068,000	3,161,878
4.13%	06/01/44	733,000	829,198
Time Inc.
5.75%	04/15/22	3,420,000	3,360,150	(h)
Time Warner Cable LLC
4.50%	09/15/42	338,000	323,283
6.55%	05/01/37	1,004,000	1,192,583
Time Warner Inc.
3.88%	01/15/26	1,272,000	1,378,555
5.35%	12/15/43	2,767,000	3,300,099
TransCanada PipeLines Ltd.
4.88%	01/15/26	2,753,000	3,186,741
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,430,872
Tyson Foods Inc.
2.65%	08/15/19	698,000	715,675
U.S. Bancorp
3.10%	04/27/26	2,341,000	2,419,777
U.S. Bancorp 3 month USD LIBOR + 3.49%
5.13%	12/29/49	3,379,000	3,558,932	(c)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	763,000	781,683	(h)
Under Armour Inc.
3.25%	06/15/26	843,000	849,225
UnitedHealth Group Inc.
2.70%	07/15/20	2,223,000	2,310,424
4.75%	07/15/45	2,706,000	3,253,424
Universal Health Services Inc.
5.00%	06/01/26	1,296,000	1,349,460	(h)
Vale Overseas Ltd.
4.38%	01/11/22	913,000	902,729
5.88%	06/10/21	1,822,000	1,907,634
6.25%	08/10/26	910,000	950,677
Ventas Realty LP
3.25%	10/15/26	1,820,000	1,838,198
Verizon Communications Inc.
1.75%	08/15/21	3,637,000	3,597,502
2.63%	08/15/26	4,250,000	4,170,066
4.40%	11/01/34	1,684,000	1,785,296
4.67%	03/15/55	1,197,000	1,259,160
4.86%	08/21/46	1,690,000	1,897,723
5.05%	03/15/34	2,869,000	3,230,551
5.15%	09/15/23	2,035,000	2,368,469
Viacom Inc.
2.25%	02/04/22	1,815,000	1,806,288
3.45%	10/04/26	1,815,000	1,813,929

Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,770,550	(h)
Visa Inc.
2.80%	12/14/22	2,148,000	2,252,021
3.15%	12/14/25	2,148,000	2,270,376
4.30%	12/14/45	1,009,000	1,169,195
Volkswagen Group of America Finance LLC 3 month USD LIBOR + 0.44%
1.25%	11/20/17	1,669,000	1,663,384	(c,h)
W.R. Grace & Co.
5.13%	10/01/21	1,283,000	1,363,188	(h)
5.63%	10/01/24	3,379,000	3,683,110	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	3,096,000	3,646,333
Walgreens Boots Alliance Inc.
2.60%	06/01/21	1,825,000	1,867,780
4.65%	06/01/46	546,000	596,384
Wells Fargo & Co.
3.00%	04/22/26	3,685,000	3,722,042
3.90%	05/01/45	1,690,000	1,743,353
4.10%	06/03/26	2,180,000	2,314,297
4.30%	07/22/27	1,353,000	1,459,165
4.40%	06/14/46	1,095,000	1,117,623
Wells Fargo & Co. 3 month USD LIBOR + 3.11%
5.90%	12/29/49	2,229,000	2,309,801	(c)
Wells Fargo & Co. 3 month USD LIBOR + 3.99%
5.88%	12/29/49	2,359,000	2,559,515	(c)
Western Digital Corp.
7.38%	04/01/23	325,000	356,688	(h)
Westlake Chemical Corp.
3.60%	08/15/26	2,545,000	2,546,328	(h)
Williams Partners LP
3.90%	01/15/25	2,918,000	2,913,503
5.40%	03/04/44	338,000	337,529
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,920,335
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,584,496
XLIT Ltd.
5.25%	12/15/43	1,406,000	1,543,957
XPO Logistics Inc.
6.50%	06/15/22	1,944,000	2,033,910	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	1,689,000	1,741,726
			1,075,727,777
Non-Agency Collateralized Mortgage Obligations—6.1%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,049,786	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,085,145	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	230,270	234,922	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	1,627,865	1,689,437	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	557,074	556,534	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,566,378	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	6,872,000	5,829,542	(c,h)

Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	1,572,216	1,108,999
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,589,159	(b)
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	701,250	628,902	(c,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,541,003	(c,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,176,387	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	3,334,957	2,839,137	(c,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	1,655,394	1,592,335	(c)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/48	3,147,315	2,346,113	(c)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	2,650,000	2,049,365	(h)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	1,643,711	1,739,259	(c)
CSAIL 2015-C2 Commercial Mortgage Trust
4.35%	06/15/57	1,142,000	848,274	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	1,886,261	1,413,280	(c)
GS Mortgage Securities Corp. II 2012-GCJ9
2.46%	11/10/45	7,385,713	618,065	(c,f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	82,334	82,295
GS Mortgage Securities Trust 2015-GC28
1.30%	02/10/48	22,791,463	1,440,758	(c,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	1,729,178	1,314,370
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	5,786,835	4,086,883
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	4,429,384	3,474,749
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	3,562,000	3,668,043	(c)
Impac CMB Trust 2004-5 1 month USD LIBOR + 0.72%
1.25%	10/25/34	1,071,786	1,022,887	(c)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.98%	12/15/47	9,572,699	639,048	(c,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	3,072,016	3,087,629
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,103,240	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	880,141	815,512	(c,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	976,394	845,538	(c,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%	04/15/47	643,000	555,125	(c,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	3,203,635	2,359,685	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	3,143,960	2,864,549	(c)
LB-UBS Commercial Mortgage Trust 2004-C8
0.49%	12/15/39	1,159,997	4,565	(c,f,h)

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,893,058	1,957,996	(c)
6.11%	07/15/40	4,180,000	4,263,166	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	113,153	2,663	(f)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	1,723,654	1,536,402	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
5.06%	04/15/47	5,094,625	4,464,313	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	4,716,632	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	2,016,506	1,551,494	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	25,524,742	2,043,125	(c,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	31,204,141	1,909,840	(c,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	6,245,855	5,114,941	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	8,153,333	6,633,987	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	1,296,549	909,057	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.00%	05/15/49	3,000,000	2,123,986	(c,h)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	2,300,000	2,314,471	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	1,104,413	1,103,848	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	3,450,000	3,562,556	(c)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	1,525,000	1,593,433	(c)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	2,300,000	1,799,441	(c,h)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	23,247,688	1,904,465	(c,f)
3.00%	03/15/49	2,065,000	1,613,679	(h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.45%	02/15/48	25,817,465	2,084,763	(c,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	2,568,603	2,048,435	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	1,571,968	1,246,381	(c,h)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.69%	09/15/58	1,573,321	1,275,142	(c)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	1,572,276	1,204,317	(c)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	1,378,434	998,557	(h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	293,432	3
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,092,466
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	3,147,086	2,569,989	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	4,451,839	3,432,357	(c,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	6,130,338	4,395,116	(h)

WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	588,711	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,824,587	(c)
4.59%	03/15/47	4,843,169	3,964,575	(c,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	785,963	593,613
			156,305,405
Sovereign Bonds—1.0%
Government of Chile
3.63%	10/30/42	700,000	744,625
Government of Colombia
2.63%	03/15/23	2,597,000	2,560,642
5.63%	02/26/44	1,740,000	2,018,400
Government of Mexico
3.60%	01/30/25	3,314,000	3,438,275
4.00%	10/02/23	1,684,000	1,801,038
4.60%	01/23/46	1,169,000	1,189,457
4.75%	03/08/44	2,554,000	2,656,160
Government of Panama
4.00%	09/22/24	1,673,000	1,829,844
Government of Peru
4.13%	08/25/27	1,015,000	1,159,638
5.63%	11/18/50	544,000	720,800
Government of Philippines
3.95%	01/20/40	835,000	953,702
4.20%	01/21/24	1,514,000	1,722,893
Government of Turkey
3.25%	03/23/23	2,038,000	1,915,019
4.25%	04/14/26	797,000	779,514
4.88%	04/16/43	1,669,000	1,557,527
			25,047,534
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,779,569
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	3,197,984
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	960,432
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,712,321
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	2,164,835
State of California
5.70%	11/01/21	2,075,000	2,450,886
State of Illinois
5.10%	06/01/33	1,015,000	978,460
			17,244,487
FNMA (TBA)—0.0% *
LehmanTBA
5.50%	TBA	1,173,495	37,082	(j,k)
Total Bonds and Notes (Cost $2,466,128,979)			2,524,113,421

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. 3 month USD LIBOR + 3.09% (Cost $2,594,700)		103,788	2,776,329	(c)
Total Investments in Securities (Cost $2,468,723,679)			2,526,889,750

		Principal Amount
Short-Term Investments—8.2%
Time Deposit—3.3%
State Street Corp.
0.01%	10/03/16	$84,540,806	84,540,806	(l)
U.S. Treasuries—4.9%
U.S. Treasury Bills
0.01%	10/06/16 - 10/20/16	125,000,000	124,996,069	(a,d)

Total Short-Term Investments (Cost $209,536,875)			209,536,875

Total Investments (Cost $2,678,260,554)			2,736,426,625

Liabilities in Excess of Other Assets, net—(7.2)%			(183,955,498)

NET ASSETS—100.0%			$2,552,471,127

Other Information:

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$121,319	5.00%	12/20/20	$(7,106,070)	$(2,489,563)	$(4,616,507)
Markit CDX North America Investment Grade Index	CME Group Inc.	$61,515	1.00%	06/20/21	$(891,219)	$(747,591)	$(143,628)

							$(4,760,135)

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2016	203	$37,326,625	$(129,216)
2 Yr. U.S. Treasury Notes Futures	December 2016	372	81,270,375	57,230
5 Yr. U.S. Treasury Notes Futures	December 2016	45	5,468,203	9,758

				$(62,228)

The Fund had the following short futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2016	231	$(38,844,094)	$165,592
10 Yr. U.S. Treasury Notes Futures	December 2016	598	(78,412,750)	11,884

				$177,476

				$115,248

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $242,316,067 or 9.49% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$680,803,561	$—	$680,803,561
Agency Mortgage Backed	—	530,811,669	—	530,811,669
Agency Collateralized Mortgage Obligations	—	37,023,643	—	37,023,643
Asset Backed	—	1,112,263	—	1,112,263
Corporate Notes	—	1,075,727,777	—	1,075,727,777
Non-Agency Collateralized Mortgage Obligations	—	156,305,405	—	156,305,405
Sovereign Bonds	—	25,047,534	—	25,047,534
Municipal Bonds and Notes	—	17,244,487	—	17,244,487
FNMA (TBA)	—	—	37,082	37,082
Preferred Stock	2,776,329	—	—	2,776,329
Short-Term Investments	—	209,536,875	—	209,536,875

Total Investments in Securities	$2,776,329	$2,733,613,214	$37,082	$2,736,426,625

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(4,760,135)	$—	$(4,760,135)
Long Futures Contracts—Unrealized Appreciation	66,988	—	—	66,988
Long Futures Contracts—Unrealized Depreciation	(129,216)	—	—	(129,216)
Short Futures Contracts—Unrealized Appreciation	177,476	—	—	177,476

Total Other Financial Instruments	$115,248	$(4,760,135)	$—	$(4,644,887)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2016 is not presented.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,678,462,841	$70,148,588	$(12,184,804)	$57,963,784

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta President, GE RSP Funds

Date: November 21, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE RSP Funds

Date: November 21, 2016